CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)
Cash flows from operating activities
Net Income (loss)	₩ 179	$ 148	₩ (17,029)	₩ (20,999)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	516	429	4,763	5,617
Allowance for accounts receivable and other receivables	1	1	8	98
Impairment loss on intangible assets and goodwill	5	4	5,849	1
Impairment loss on property plant & equipment				4
Provision (reversal) for accrued severance benefits	(19)	(16)	20	(60)
Loss (gain) on foreign currency transactions	419	348	(129)	(75)
Gain on disposition of property and equipment	(2)	(1)	(13)	(5)
Others			(624)	(3)
Changes in operating assets and liabilities:
Accounts receivable	(6,363)	(5,286)	24	265
Other assets	(879)	(730)	841	4,026
Accounts payable	1,584	1,316	102	(1,702)
Accrued expenses	40	33	(283)	208
Deferred revenue	6,841	5,683	482	(1,719)
Income tax payable	89	74	7	(34)
Deferred income taxes				8,673
Payment of severance benefits				(100)
Other liabilities	17	14	4	(342)
Net cash provided by (used in) operating activities	2,428	2,017	(5,978)	(6,147)
Cash flows from investing activities
Decrease in short-term financial instruments	43,000	35,722	52,000	45,005
Increase in short-term financial instruments	(53,500)	(44,445)	(49,000)	(41,500)
Decrease in short-term loans receivables	6	5	7	36
Purchase of property and equipment	(178)	(148)	(418)	(342)
Proceeds from disposal of property and equipment	13	11	15	15
Decrease (increase) in leasehold deposits	2	2	(9)	330
Others, net	(10)	(8)		(61)
Net cash provided by (used in) investing activities	(10,667)	(8,861)	2,595	3,483
Cash flows from financing activities
Repayment of borrowings	(5)	(5)	(117)	(144)
Net cash used in financing activities	(5)	(5)	(117)	(144)
Effect of exchange rate changes on cash and cash equivalents	55	46	27	(32)
Net decrease in cash and cash equivalents	(8,189)	(6,803)	(3,473)	(2,840)
Cash and cash equivalents
Beginning of the year	24,909	20,693	28,382	31,222
End of the year	₩ 16,720	$ 13,890	₩ 24,909	₩ 28,382